Note 31 - Dividends	12 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of dividends [text block]	31 Dividends
	2018	2017	2016

Dividends paid to owners of the Company (Excluding NCI)	2,908	2,904	2,639
The quarterly dividend of 6.875 cents per share represents Caledonia’s current dividend policy.